U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

December 23, 2011

FILED VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Rainier Investment Management Mutual Funds (“the Company”)

File Nos. 33-73792 and 811-08270

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Company hereby submits Post-Effective Amendment No. 36 to the Company’s Registration Statement for the purpose of adding a new series: Rainier International Small Cap Equity Fund.

Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine Richards

For U.S. Bancorp Fund Services, LLC

Enclosures